SEGMENT AND GEOGRAPHICAL INFORMATION (Revenue by Country) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Segment Reporting Information [Line Items]
Revenue	$ 333,307	$ 345,221	$ 297,682
Germany [Member]
Segment Reporting Information [Line Items]
Revenue	137,207	134,646	125,896
The Netherlands [Member]
Segment Reporting Information [Line Items]
Revenue	97,700	121,465	103,862
United States [Member]
Segment Reporting Information [Line Items]
Revenue	73,719	69,548	54,891
Other countries [Member]
Segment Reporting Information [Line Items]
Revenue	$ 24,681	$ 19,562	$ 13,033